PRINCIPAL INVESTORS FUND, INC. PROFILE

                            BOND & MORTGAGE SECURITIES FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.


TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).
The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.61
2002    8.24
2003    3.21
2004    3.66

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 1.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.53%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS*
                                           2.07                                N/A                       N/A             5.01
 Lehman Brothers Aggregate
 Bond Index**..............                2.80                                                                          6.06
 Morningstar
 Intermediate-Term Bond
 Category Average**........                2.43                                                                          5.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.55%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.57
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.47%
 * Other Expenses which include:
  Service Fee .....................   0.25%
  Administrative Service Fee ......   0.28
  Reverse Repurchase Agreement
  Interest Expense.................   0.04


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $150  $465  $803  $1,757


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            ULTRA SHORT BOND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.


CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He is a manager of ultra short, stable value, high quality short and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

The inception date of the Fund is June 15, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. Limited historical performance is available. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 1.45%.

On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short bond fund.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                              PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS           LIFE OF FUND*
 ADVISORS SIGNATURE CLASS* .............
                                                   N/A                   N/A                    N/A                    1.58
 6-Month LIBOR** .......................          2.80                                                                 2.14
 Morningstar Ultrashort Bond Category
 Average** .............................          2.25                                                                 2.33
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class began operations November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.40%
 12b-1 Fees........................   0.35
 Other Expenses* ..................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.28%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            GOVERNMENT & HIGH QUALITY BOND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.

DAY-TO-DAY MANAGEMENT

BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager for Principal Global Investors. His primary focus is external insurance company mandates. Mr. Fredericks's responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a bachelor's degree in finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute
(FLMI).


LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal Global Investors. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. Prior to taking this position, Ms. Stange served as co-portfolio manager for both the U.S. multi-sector product and the Global Corporate Securities Fund. She joined the firm in 1989. Ms. Stange received an MBA and a bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.22
2002    7.65
2003    0.81
2004    2.76

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 0.99%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.97%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.77%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                         PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS* ..
                                             1.67                               N/A                      N/A             3.99
 Lehman Brothers
 Government/Mortgage Index**.                2.87                                                                        5.55
 Morningstar Intermediate
 Government Category
 Average** ..................                2.28                                                                        4.88
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class began operations November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.40%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.28%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:

MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 152.5%


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.


TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.47
2002    8.93
2003    2.88
2004    3.36

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 1.35%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.45%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS*
                                           1.95                                N/A                       N/A             5.01
 Lehman Brothers Aggregate
 Bond Index**.............                 2.80                                                                          6.06
 Morningstar
 Intermediate-Term Bond
 Category Average**.......                 2.43                                                                          5.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class began operations November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.40%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.56
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.31%
 * Other Expenses which include:
  Service Fee .....................   0.25%
  Administrative Service Fee ......   0.28
  Reverse Repurchase Agreement
  Interest Expense.................   0.03


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $133  $415  $718  $1,579


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SHORT TERM BOND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.


CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He is a manager of ultra short, stable value, high quality short and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities and high quality short, intermediate and long duration portfolios. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


The inception date of the Fund is December 6, 2000.The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.38
2002    7.04
2003    1.87
2004    0.82

The year-to-date return as of September 30, 2005 is 0.82%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      2.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.22%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS*
                                           0.80                                N/A                       N/A               3.71
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index** ..................                1.01                                                                        4.84
 Morningstar Short-Term
 Bond Category Average** ..                1.31                                                                            3.78
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.40%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.28%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            DIVERSIFIED INTERNATIONAL FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager leading the management of core international equity portfolios. He joined the firm in 1992 and has been a member of the international equity team since 1995. Mr. Blankenhagen received his MBA from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation.

JULIET COHN . Ms. Cohn Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.


CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes primarily in the analysis of international technology companies. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -25.00
2002    -17.09
2003    32.93
2004    19.18

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 16.34%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                     17.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.86%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS*
                                           34.05                               N/A                       N/A             3.64
 Citigroup BMI Global ex-US
 Index/** //(1)/...........                30.65                                                                         7.25
 MSCI EAFE (Europe,
 Australia, Far East) Index
 - ND**....................                25.79                                                                         3.92
 Morningstar Foreign Large
 Blend Category Average** .                25.15                                                                         2.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.90%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.78%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $181  $560  $964  $2,095


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL GROWTH FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 156.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.

DAY-TO-DAY MANAGEMENT

STEVE LARSON, CFA . Mr. Larson is an associate portfolio manager and equity analyst. He joined Principal in 2001. Prior to that, he led the investment management review and portfolio analysis process of the Wells Fargo Fund Family. He received a MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He holds the Chartered Financial Analyst designation.


JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.


Principal became the Sub-Advisor to the Fund on November 1, 2002.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -21.76
2002    -16.92
2003    37.76
2004    21.69

The year-to-date return as of September 30, 2005 is 15.82%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.16%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -21.56%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                            PAST 1 YEAR                     PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS* ......
                                               31.21                             N/A                     N/A             4.85
 Citigroup Broad Market (BMI)
 World Ex-US Growth Index**/(1)/               28.15                                                                     3.31
 MSCI EAFE (Europe, Australia,
 Far East) Index - ND** .........              25.79                                                                     3.92
 Morningstar Foreign Large Growth
 Category Average**..............              24.73                                                                     1.19
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ASSETS FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL EMERGING MARKETS FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.


MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -4.28
2002    -7.68
2003    55.69
2004    24.79

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 25.66%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.48%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -23.90%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                           PAST 1 YEAR                      PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS* ....
                                              50.50                             N/A                      N/A            17.04
 MSCI Emerging Markets Free
 Index - NDTR/(1)/** ..........               46.58                                                                     18.45
 MSCI Emerging Markets Free
 Index - ID** .................               42.48                                                                     15.53
 Morningstar Diversified
 Emerging Markets Category
 Average** ....................               44.04                                                                     17.75
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          1.35%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   2.23%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLES
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $226  $697  $1,195  $2,565


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND I

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are Goldman Sachs Asset Management, L.P. ("GSAM") and Wellington Management Company, LLP ("Wellington Management").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington

Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

Goldman Sachs Asset Management LP ("GSAM"), is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM is located at 32 Old Slip, New York, NY 10005. As of December 31, 2004, GSAM reported $422.8 billion in total assets under management and/or distribution (including seed capital and excluding assets under supervision).


Wellington Management Company, LLP ("Wellington Management") traces its origins to 1928. It is located at 75 State Street, Boston, MA 02109. As of December 31, 2004, Wellington Management managed approximately $469.9 billion in assets.

DAY-TO-DAY MANAGEMENT

MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.


MELISSA BROWN . Managing Director, GSAM. Ms. Brown joined the firm as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.


GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team. Mr. Chropuvka joined GSAM in 1998. He received his Masters in Financial Engineering from Columbia University. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University. He has earned the right to use the Chartered Financial Analyst designation.

ROBERT C. JONES . Managing Director, GSAM. Mr. Jones joined the firm as a portfolio manager in 1989.


JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.


MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983. He has earned the right to use the Chartered Financial Analyst designation.


MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.
Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -17.46
2002    -25.54
2003    26.92
2004    9.95

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 3.28%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.64%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        12.19                                   N/A                        N/A
 S&P 500 Index** ......                 12.25
 Morningstar Large
 Blend Category
 Average** ............                 13.17
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           -2.88
 CLASS* ...............

 S&P 500 Index** ......        0.14
 Morningstar Large             0.17
 Blend Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          0.45%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.33%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $135  $421  $729  $1,601


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP GROWTH FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Columbus Circle Investors ("CCI").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Columbus Circle Investors ("CCI") is an affiliate of Principal Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.


DAY-TO-DAY MANAGEMENT

ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -24.88
2002    -29.02
2003    28.26
2004    8.44

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 9.57%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     13.56%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -23.40%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                       PAST 1 YEAR                              PAST 5 YEARS                PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                          21.01                                     N/A                          N/A
 Russell 1000 Growth
 Index** ..............                   11.60
 Morningstar Large
 Growth Category
 Average** ............                   13.39
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ///(//1//)
  /During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.
                           LIFE OF FUND*
 ADVISORS SIGNATURE          -5.58/(1)/
 CLASS* ...............

 Russell 1000 Growth            -4.36
 Index** ..............
 Morningstar Large              -4.00
 Growth Category
 Average** ............
  Index performance does not         deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ///(//1//)
  /During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.55%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.43%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $146  $452  $782  $1,713


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP S&P 500 INDEX FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.

DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she co-managed a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -12.80
2002    -22.91
2003    27.03
2004    9.65

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 1.86%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.86%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.42%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        10.90                                   N/A                        N/A
 S&P 500 Index** ......                 12.25
 Morningstar Large
 Blend Category
 Average** ............                 13.17
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           -1.46
 CLASS* ...............

 S&P 500 Index** ......        0.14
 Morningstar Large             0.17
 Blend Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          0.15%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.03%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $105  $328  $569  $1,259


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP VALUE FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -8.02
2002    -13.59
2003    24.39
2004    11.72

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 5.25%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.21%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS *...............                 14.85                                   N/A                        N/A
 Russell 1000 Value
 Index** ..............                 16.69
 Morningstar Large
 Value Category
 Average** ............                 13.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            3.84
 CLASS *...............
 Russell 1000 Value            5.29
 Index** ..............
 Morningstar Large             3.83
 Value Category
 Average** ............
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.45%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.33%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $135  $421  $729  $1,601


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2010 FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income, the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of September 30, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.64%.

The inception date of the Fund is March 1, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -5.29
2003    17.75
2004    10.77

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 3.38%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.48%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.65%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 .AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                         PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS* ..
                                            10.32                               N/A                      N/A             5.54
 S&P 500 Index** ............               12.25                                                                        1.48
 Lehman Brothers Aggregate
 Bond Index**...............                 2.80                                                                        5.71
 Morningstar Conservative
 Allocation Category
 Average** ..................                5.95                                                                        3.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisor Signature class was first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees*...........            0.1225%
 12b-1 Fees.................            0.3500
 Other Expenses**...........            0.5300
                                        ------
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES          1.0025%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ...............            0.25%
   Administrative Service Fee             0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2020 FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities, the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of September 30, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.70%.

The inception date of the Fund is March 1, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -7.82
2003    20.52
2004    11.42

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 4.97%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     10.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.77%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                      PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS* .................
                                         13.35                                 N/A                       N/A             5.86
 S&P 500 Index** ........                12.25                                                                           1.48
 Lehman Brothers
 Aggregate Bond Index** .                 2.80                                                                           5.71
 Morningstar Moderate
 Allocation Category
 Average** ..............                10.81                                                                           3.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees*.............          0.1225%
 12b-1 Fees...................          0.3500
 Other Expenses**.............          0.5300
                                        ------
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES          1.0025%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ...............            0.25%
   Administrative Service Fee             0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2030 FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities, the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of September 30, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.71%.

The inception date of the Fund is March 1, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.84
2003    22.23
2004    11.83

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 5.58%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     11.19%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -10.17%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                      PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS* .................
                                         14.63                                 N/A                       N/A             5.42
 S&P 500 Index** ........                12.25                                                                           1.48
 Lehman Brothers
 Aggregate Bond Index** .                 2.80                                                                           5.71
 Morningstar Moderate
 Allocation Category
 Average** ..............                10.81                                                                           3.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees*.............          0.1225%
 12b-1 Fees...................          0.3500
 Other Expenses**.............          0.5300
                                        ------
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES          1.0025%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ...............            0.25%
   Administrative Service Fee             0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2040 FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities, the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of September 30, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.71%.

The inception date of the Fund is March 1, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -13.37
2003    23.40
2004    12.00

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 5.80%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.24%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.28%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                      PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS* .................
                                         15.47                                 N/A                       N/A             5.49
 S&P 500 Index** ........                12.25                                                                           1.48
 Lehman Brothers
 Aggregate Bond Index** .                 2.80                                                                           5.71
 Morningstar Moderate
 Allocation Category
 Average** ..............                10.81                                                                           3.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees*...........            0.1225%
 12b-1 Fees.................            0.3500
 Other Expenses**...........            0.5300
                                        ------
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES          1.0025%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ...............            0.25%
   Administrative Service Fee             0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2050 FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities, the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of September 30, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.72%.
The inception date of the Fund is March 1, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -16.46
2003    25.34
2004    12.38

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 6.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.87%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        16.58                                   N/A                        N/A
 S&P 500 Index** ......                 12.25
 Lehman Brothers
 Aggregate Bond Index**                  2.80
 Morningstar Large
 Blend Category
 Average** ............                 13.17
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            4.53
 CLASS* ...............

 S&P 500 Index** ......        1.48
 Lehman Brothers               5.71
 Aggregate Bond Index**
 Morningstar Large             1.39
 Blend Category
 Average** ............
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees*...........            0.1225%
 12b-1 Fees.................            0.3500
 Other Expenses**...........            0.5300
                                        ------
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES          1.0025%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ...............            0.25%
   Administrative Service Fee             0.28


 EXAMPLES
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income, the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.

DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of September 30, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.60%.

The inception date of the Fund is March 1, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -2.55
2003    14.29
2004    10.16

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 2.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.81%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.54%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                         PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS* ..
                                             7.83                               N/A                      N/A             5.30
 S&P 500 Index** ............               12.25                                                                        1.48
 Lehman Brothers Aggregate
 Bond Index**...............                 2.80                                                                        5.71
 Morningstar Conservative
 Allocation Category
 Average** ..................                5.95                                                                        3.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees*...........               0.1225%
 12b-1 Fees.................               0.3500
 Other Expenses**...........               0.5300
                                           ------
       TOTAL ANNUAL FUND OPERATING
                          EXPENSES         1.0025%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ...................           0.25%
   Administrative Service Fee ....           0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP BLEND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of September 30, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was added to the Fund on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -4.06
2002    -9.19
2003    30.81
2004    16.79

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 6.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.01%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -10.84%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        17.36                                   N/A                        N/A
 Russell Midcap Index**                 25.10
 Morningstar Mid-Cap
 Blend Category
 Average** ............                 19.33
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            8.49
 CLASS* ...............

 Russell Midcap Index**        8.39
 Morningstar Mid-Cap           7.80
 Blend Category
 Average** ............
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          0.65%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.53%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $156  $483  $834  $1,824


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP GROWTH FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Columbus Circle Investors ("CCI").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 324.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Columbus Circle Investors ("CCI") is an affiliate of Principal Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.


DAY-TO-DAY MANAGEMENT

CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was added to the Fund on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -25.53
2002    -40.98
2003    31.65
2004    9.59

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 8.14%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     35.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -36.59%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS* ...............                 20.75                                 N/A                        N/A            -8.25
 Russell Midcap Growth
 Index** ..............                 23.47                                                                            0.73
 Morningstar Mid-Cap
 Growth Category
 Average** ............                 20.29                                                                           -0.56
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.65%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.53%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $156  $483  $834  $1,824


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP S&P 400 INDEX FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she co-managed a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -1.75
2002    -15.97
2003    34.17
2004    15.13

The year-to-date return as of September 30, 2005 is 8.01%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     17.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -16.87%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        20.76                                   N/A                        N/A
 S&P MidCap 400 Index**                 22.14
 Morningstar Mid-Cap
 Blend Category
 Average** ............                 19.33
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            7.59
 CLASS* ...............

 S&P MidCap 400 Index**        8.32
 Morningstar Mid-Cap           7.80
 Blend Category
 Average** ............
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.15%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.03%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $105  $328  $569  $1,259


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP VALUE FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are Principal Global Investors LLC ("Principal") and Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 225.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204. At October 31, 2004, BHMS had approximately $37 billion in assets under management.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He holds the Chartered Financial Analyst designation.
Principal has been a Sub-Advisor to the Fund since inception. BHMS became a co-Sub-Advisor to the Fund on July 12, 2005.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    2.58
2002    -8.77
2003    26.96
2004    15.64

The year-to-date return as of September 30, 2005 is 10.37%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.70%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -12.82%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        23.02                                   N/A                        N/A
 Russell Midcap Value
 Index** ..............                 26.13
 Morningstar Mid-Cap
 Value Category
 Average** ............                 18.77
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           10.24
 CLASS* ...............

 Russell Midcap Value         12.58
 Index** ..............
 Morningstar Mid-Cap          10.50
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 Management Fees.......      0.65%
 12b-1 Fees............      0.35
 Other Expenses*.......      0.53
                             ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES      1.53%
 * Other Expenses which include:
    Service Fee .......      0.25%
    Administrative
  Service Fee..........      0.28

 ///(1)/ The expense information as of 10/31/2004 has been restated to reflect current fees.

 /(1)/

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $156  $483  $834  $1,824


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MONEY MARKET FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

TRACY REEG . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a bachelor's degree in finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).


ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was added to the Fund on November 1, 2004. Limited historical performance is available

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                           PAST 1 YEAR                      PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS......                N/A                              N/A                      N/A             1.54
 Lehman Brothers U.S. Treasury
 Bellwethers 3 Month Index** ..               2.60                                                                       2.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 **Lifetime results are measured from the date the share class was first sold. Lifetime results for the index shown are measured from the date the Advisors Preferred Class shares were first sold.
  Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004*

 Management Fees............          0.40%
 12b-1 Fees.................          0.35
 Other Expenses** ...........         0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.28%
 ** Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP VALUE FUND I

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is UBS Global Asset Management (Americas) Inc. ("UBS Global AM").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

UBS Global Asset Management (Americas) Inc., located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor and a subsidiary of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the UBS Global Asset Management group of UBS AG managed approximately $527.4 billion in assets.


DAY-TO-DAY MANAGEMENT

THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.


JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

The inception date of the Fund is June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 4.91%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        13.78                                   N/A                        N/A
 Russell 1000 Value
 Index** ..............                 16.69
 Morningstar Large
 Value Category
 Average** ............                 13.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           12.90
 CLASS* ...............

 Russell 1000 Value           15.58
 Index** ..............
 Morningstar Large            11.91
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.80%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.68%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $171  $530  $913  $1,987


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is T. Rowe Price Associates, Inc. ("T. Rowe
Price").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), together with its affiliates,
T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


DAY-TO-DAY MANAGEMENT

WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., Director of Global Equity Research, and a member of the Equity Steering Committee. He joined the firm in 1987. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He holds the Chartered Financial Analyst designation.


RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He holds the Chartered Financial Analyst designation.
T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -7.95
2002    -17.02
2003    22.84
2004    9.39

The year-to-date return as of September 30, 2005 is 1.95%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.97%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -15.63%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        11.03                                   N/A                        N/A
 S&P 500 Index** ......                 12.25
 Morningstar Large
 Blend Category
 Average** ............                 13.17
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            1.34
 CLASS* ...............

 S&P 500 Index** ......        0.14
 Morningstar Large             0.17
 Blend Category
 Average** ............
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 Management Fees............          0.75%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.63%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP GROWTH FUND I

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is T. Rowe Price Associates, Inc. ("T. Rowe
Price").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of September 30, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), together with its affiliates,
T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


DAY-TO-DAY MANAGEMENT

ROBERT W. SHARPS, CFA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.


T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -15.07
2002    -28.40
2003    22.92
2004    8.37

The year-to-date return as of September 30, 2005 is 1.65%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                    -18.18%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        13.22                                   N/A                        N/A
 Russell 1000 Growth
 Index** ..............                 11.60
 Morningstar Large
 Growth Category
 Average** ............                 13.39
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           -5.15
 CLASS* ...............

 Russell 1000 Growth          -4.36
 Index** ..............
 Morningstar Large            -4.00
 Growth Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deduced from Fund assets) as of October 31, 2004

 Management Fees...................   0.75%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.63%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP GROWTH FUND II

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is American Century Investment Management, Inc. ("American Century").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2004, American Century managed over $97.9 billion in assets.


DAY-TO-DAY MANAGEMENT

PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


The inception date of the Fund is December 6, 2000.The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -18.61
2002    -26.61
2003    24.98
2004    8.43

The year-to-date return as of September 30, 2005 is 0.61%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     14.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                    -19.77%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         9.53                                   N/A                        N/A
 Russell 1000 Growth
 Index** ..............                 11.60
 Morningstar Large
 Growth Category
 Average** ............                 13.39
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           -5.36
 CLASS* ...............

 Russell 1000 Growth          -4.36
 Index** ..............
 Morningstar Large            -4.00
 Growth Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
  *Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP VALUE FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit ("Bernstein").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

AllianceBernstein Investment Research and Management, a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Bernstein"). As of December 31, 2004 Alliance managed $538 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.


DAY-TO-DAY MANAGEMENT

MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.


JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University, and is a Chartered Financial Analyst.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    4.61
2002    -14.34
2003    26.37
2004    12.33

The year-to-date return as of September 30, 2005 is 3.22%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.64%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        12.33                                   N/A                        N/A
 Russell 1000 Value
 Index** ..............                 16.69
 Morningstar Large
 Value Category
 Average** ............                 13.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            6.85
 CLASS* ...............

 Russell 1000 Value            5.29
 Index** ..............
 Morningstar Large             3.83
 Value Category
 Average** ............
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) as of October 31,2004

 Management Fees............          0.80%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.68%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.20


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $171  $530  $913  $1,987


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP GROWTH FUND III

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Mazama Capital Management ("Mazama").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $9.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97268 with assets under management totaling over $5.6 billion as of December 31, 2004.


DAY-TO-DAY MANAGEMENT

STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.

RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


The inception date of the Fund is June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 3.52%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        21.70                                   N/A                        N/A
 Russell 2500 Growth
 Index** ..............                 21.01
 Morningstar Small
 Growth Category
 Average** ............                 18.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class began operations November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            8.44
 CLASS* ...............

 Russell 2500 Growth          12.50
 Index** ..............
 Morningstar Small            11.43
 Growth Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class began operations November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.10%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.98%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP GROWTH FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Turner Investment Partners, Inc. ("Turner").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Turner Investment Partners, Inc. ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.


DAY-TO-DAY MANAGEMENT

CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.

WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.


ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -28.07
2002    -31.65
2003    47.52
2004    11.14

The year-to-date return as of September 30, 2005 is 7.60%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.53%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS* ...............
                                        24.92                                 N/A                        N/A            -3.84
 Russell Midcap Growth
 Index** ..............                 23.47                                                                            0.73
 Morningstar Mid-Cap
 Growth Category
 Average** ............                 20.29                                                                           -0.56
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP VALUE FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Neuberger Berman Management, Inc. ("Neuberger Berman").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004). Neuberger Berman is an indirect wholly owned subsidiary of Lehman Brothers Holdings, Inc.


DAY-TO-DAY MANAGEMENT

S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -2.64
2002    -10.70
2003    34.78
2004    21.51

The year-to-date return as of September 30, 2005 is 8.89%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                     14.47%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -14.61%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        22.11                                   N/A                        N/A
 Russell Midcap Value
 Index** ..............                 26.13
 Morningstar Mid-Cap
 Value Category
 Average** ............                 18.77
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           10.95
 CLASS* ...............

 Russell Midcap Value         12.58
 Index** ..............
 Morningstar Mid-Cap          10.50
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          1.00%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP GROWTH FUND II

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are Emerald Advisors, Inc. ("Emerald") and UBS Global Asset Management (Americas) Inc. ("UBS Global AM").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

UBS Global Asset Management (Americas) Inc., located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor and a subsidiary of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the UBS Global Asset Management group of UBS AG managed approximately $527.4 billion in assets.


Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset Management which is owned by eleven inside shareholders and one outside minority shareholder. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

DAY-TO-DAY MANAGEMENT

PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.


KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and interactive television companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.
UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald became Sub-Advisor to the Fund on September 1, 2004.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -21.15
2002    -25.29
2003    43.83
2004    10.14

The year-to-date return as of September 30, 2005 is 4.69%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.61%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.33%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        19.93                                   N/A                        N/A
 Russell 2000 Growth
 Index** ..............                 17.97
 Morningstar Small
 Growth Category
 Average** ............                 18.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           -3.14
 CLASS* ...............

 Russell 2000 Growth           2.06
 Index** ..............
 Morningstar Small             2.18
 Growth Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP VALUE FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are Ark Asset Managment Co., Inc. ("Ark Asset") and Los Angeles Capital Management and Equity Research, Inc. ("LA Capital").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2004, Ark Asset managed $15.5 billion in assets.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.


DAY-TO-DAY MANAGEMENT

DAVID R. BORGER, CFA . Mr. Borger co-founded L.A. Capital in 2002. Prior thereto, he was Managing Director and Principal at Wilshire Assoicates. He received his BS from the Wittenberg University and his MA and MBA from the University of Michigan.


COLEMAN M. BRANDT . Mr. Brandt joined Ark Asset in 1989. Prior thereto, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.


WILLIAM G. CHARCALIS . Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served as Managing Director 1997. Prior to joining Ark Asset, he was at IBM Retirement Funds. He received his BS from the University of Southern California.


CHRISTINE M. KUGLER . Ms. Kuglerwas with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She received her BA from the University of California, Santa Barbara.


STUART K. MATSUDA . Mr. Matsuda co-founded L.A. Capital in 2002. Prior theretol, he was Vice President and Principal at Wilshire Assoicates. He received his BBA from the University of Hawaii and MBA from California State University Northridge.


HAL W. REYNOLDS, CFA . Mr. Reynolds co-founded L.A. Capital in 2002.Prior thereto, he was Managing Directors and Principal at Wilshire Associates. He received his BA from the University of Virginia and his MBA from the University of Pittsburgh.


THOMAS D. STEVENS, CFA . Mr. Stevens co-founded L.A. Capital in 2002. Prior thereto, he was Senior Managing Director and Principal at Wilshire Associates. He received his BBA and MBA from the University of Wisconsin.
Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The inception date of the Fund is March 1, 2001. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.94
2003    36.69
2004    16.88

The year-to-date return as of September 30, 2005 is 6.87%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.17%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.08%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average annual total returns (%) for the period ended September 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*...............                  19.90                                   N/A                        N/A
 Russell 2000 Value
 Index** ..............                 17.75
 Morningstar Small
 Value Category
 Average** ............                 18.61
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           12.87
 CLASS*...............
 Russell 2000 Value           14.06
 Index** ..............
 Morningstar Small            14.18
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          1.00%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            REAL ESTATE SECURITIES FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Real Estate Investors LLC ("Principal
- REI").


FUND OBJECTIVE
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. As of December 31, 2004, Principal - REI, had approximately $28.2 billion in assets. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    7.35
2002    7.64
2003    37.08
2004    32.88

The year-to-date return as of September 30, 2005 is 10.26%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     17.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.50%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                         PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS* ..
                                            29.24                               N/A                      N/A            19.94
 MSCI US REIT Index** .......                27.1                                                                       19.35
 Morningstar Specialty - Real
 Estate Category Average** ..               26.23                                                                       18.73
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          0.85%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.73%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $176  $545  $939  $2,041


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP BLEND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He holds the Chartered Financial Analyst designation.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.65
2002    -17.82
2003    41.57
2004    15.52

The year-to-date return as of September 30, 2005 is 8.31%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.60%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.36%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        22.22                                   N/A                        N/A
 Russell 2000 Index** .                 17.95
 Morningstar Small
 Blend Category
 Average** ............                 19.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           10.88
 CLASS* ...............

 Russell 2000 Index** .        8.42
 Morningstar Small            10.87
 Blend Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.75%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.63%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP GROWTH FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

Principal's, the Sub-Advisor, equity investment philosophy is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 194.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.

DAY-TO-DAY MANAGEMENT

MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    0.61
2002    -39.75
2003    47.26
2004    13.64

The year-to-date return as of September 30, 2005 is 0.96%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     33.51%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -33.26%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                        16.82                                   N/A                        N/A
 Russell 2000 Growth
 Index** ..............                 17.97
 Morningstar Small
 Growth Category
 Average** ............                 18.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           -0.39
 CLASS*................

 Russell 2000 Growth           2.06
 Index** ..............
 Morningstar Small             2.18
 Growth Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.75%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.63%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP S&P 600 INDEX FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors, LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she co-managed a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was added to the Fund on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    5.50
2002    -15.57
2003    37.08
2004    21.24

The year-to-date return as of September 30, 2005 is 6.42%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     20.27%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.71%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        19.97                                   N/A                        N/A
 S&P SmallCap 600
 Index** ..............                 21.20
 Morningstar Small
 Blend Category
 Average** ............                 19.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           11.43
 CLASS* ...............

 S&P SmallCap 600             11.27
 Index** ..............
 Morningstar Small            10.87
 Blend Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          0.15%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.03%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $105  $328  $569  $1,259


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP VALUE FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors, LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.

DAY-TO-DAY MANAGEMENT

THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.


The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004.The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    9.18
2002    -3.45
2003    42.32
2004    18.95

The year-to-date return as of September 30, 2005 is 7.65%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.41%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                        21.52                                   N/A                        N/A
 Russell 2000 Value
 Index** ..............                 17.75
 Morningstar Small
 Value Category
 Average** ............                 18.61
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class began operations November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           16.03
 CLASS*................

 Russell 2000 Value           14.15
 Index** ..............
 Morningstar Small            14.52
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class began operations November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) October 31,2004

 Management Fees...................   0.75%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.63%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP VALUE FUND II

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are Dimensional Fund Advisors Inc. ("Dimensional") and Vaughan Nelson Investment Management, LP ("Vaughan Nelson").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional, believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 8% of the domestic market universe of operating companies at the time of purchase to be small companies. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
.. companies earning a positive economic margin with stable-to-improving returns;
.. companies valued at a discount to their asset value; and .. companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
.. value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
.. Vaughan Nelson starts with an investment universe of 5,000 securities, then using value-driven screens to create a research universe of companies with market capitalizations of at least $100 million;
.. uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299 Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2004, Dimensional managed approximately $65 billion in assets.


Vaughan Nelson is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2004, Vaughan Nelson had approximately $3.8 billion in assets under management.


DAY-TO-DAY MANAGEMENT

Investment strategy decisions for the Partners SmallCap Value Fund II are made by the Investment Committee of the Sub-Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of officers and directors of the Sub-Advisor who are elected annually. The Sub-Advisor provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.


MARK J. ROACHMr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.

Dimensional has been Sub-Advisor to the Fund since its inception on June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor of October 3, 2005. As the inception date of the Fund is June 1, 2004, limited historical performance information is available. The Advisors Signature Class was first offered for sale on November 1, 2004. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 4.96%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*...............                  20.37                                   N/A                        N/A
 Russell 2000 Value
 Index** ..............                 17.75
 Morningstar Small
 Value Category
 Average** ............                 18.61
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           16.58
 CLASS*...............
 Russell 2000 Value           17.45
 Index** ..............
 Morningstar Small            16.99
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PREFERRED SECURITIES FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for this Fund is Spectrum Asset Management, Inc. ("Spectrum").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of Principal Global Investors, LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford CT 06905. As of December 31,2004, Spectrum had approximately $13 billion under management.


DAY-TO-DAY MANAGEMENT

L. PHILLIP JACOBY . Mr. Jacoby is Sr. Vice President and Portfolio Manager. He joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation and was co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.


BERNARD M. SUSSMAN Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was with Goldman Sachs & Co. for nearly 18 years. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


The inception date of the Fund is May 1, 2002. The Advisors Signature Class shares was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    9.75
2004    3.43

The year-to-date return as of September 30, 2005 is 0.75%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -5.47%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS*
                                           3.03                                N/A                       N/A             5.31
 Lehman Brothers Aggregate
 Bond Index**.............                 2.80                                                                          5.36
 Morningstar
 Intermediate-Term Bond
 Category Average**.......                 2.43                                                                          4.93
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees............          0.75%
 12b-1 Fees.................          0.35
 Other Expenses*............          0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.63%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP GROWTH FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for this Fund is Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").


FUND OBJECTIVE
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.


DAY-TO-DAY MANAGEMENT

CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.


DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned an BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.


ROBERT SOUCY . Mr. Soucy is the Director of U.S. equity management and is responsible for all U.S. quantitative equities portfolio management at GMO. Prior to joining GMO, he served as a research engineer with Scientific Systems, Inc. Mr. Soucy earned his BS from the University of Massachusetts at Amherst.

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The inception date of the Fund is December 30, 2002. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    22.42
2004    1.75

The year-to-date return as of September 30, 2005 is -0.58%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     11.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                     -5.59%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         6.75                                   N/A                        N/A
 Russell 1000 Growth
 Index** ..............                 11.60
 S&P 500 Index** ......                 12.25
 Morningstar Large
 Growth Category
 Average** ............                 13.39
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            8.08
 CLASS* ...............

 Russell 1000 Growth          13.30
 Index** ..............
 S&P 500 Index** ......       14.93
 Morningstar Large            13.90
 Growth Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP VALUE FUND I

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are J.P. Morgan Investment Management, Inc. ("Morgan") and Mellon Equity Associates, LLP ("Mellon Equity").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25 of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include Morgan's dividend discount model rankings, price-to-cashflow, earnings revisions, as well as positive price momentum. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Mellon Equity Associates LLP ("Mellon Equity"), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004 Mellon Equity managed approximately $20.1 billion in assets.

J.P. Morgan Investment Management, Inc. ("Morgan"), 522 Fifth Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") a bank holding company. As of December 31, 2004, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $791 billion.


DAY-TO-DAY MANAGEMENT

CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.


RONALD P. GALA, CFA . Mr. Gala is a portfolio manager and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.


DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.


MARK W. SIKORSKI, CFA . Mr. Sikorski is a portfolio manager and a Vice President of Mellon Equity. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in Finance from the University of Bridgeport and his BS in Electrical Engineering from Duke University. He is a Chartered Financial Analyst.
Morgan has been Sub-Advisor to the Fund since its inception on December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.

The inception date of the Fund is December 30, 2002. The Advisors Signature Class was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    48.97
2004    22.19

The year-to-date return as of September 30, 2005 is 5.04%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '03                                    -4.58%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        19.06                                   N/A                        N/A
 Russell 2000 Value
 Index** ..............                 17.75
 Morningstar Small
 Value Category
 Average** ............                 18.61
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           26.89
 CLASS* ...............

 Russell 2000 Value           25.24
 Index** ..............
 Morningstar Small            24.35
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Advisors Preferred Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses which includes:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP BLEND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Mellon Equity Associates, LLP ("Mellon Equity").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of September 30, 2005, this range was between approximately $40 million and $6.0 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Mellon Equity Associates LLP ("Mellon Equity"), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004 Mellon Equity managed approximately $20.1 billion in assets.

DAY-TO-DAY MANAGEMENT

RONALD P. GALA, CFA . Mr. Gala is a portfolio manager and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.


PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.


Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The inception date of the Fund is December 30, 2002. The Advisors Signature Class shares was first offered for sale on November 1, 2004, The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    43.16
2004    21.41

The year-to-date return as of September 30, 2005 is 3.79%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.86%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '03                                     -4.90%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        18.24                                   N/A                        N/A
 S&P SmallCap 600
 Index** ..............                 21.20
 Morningstar Small
 Blend Category
 Average** ............                 19.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           23.96
 CLASS* ...............

 S&P SmallCap 600             24.48
 Index** ..............
 Morningstar Small            23.50
 Blend Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) . as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            DISCIPLINED LARGECAP BLEND FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors, LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.


JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He holds the Chartered Financial Analyst designation.

The inception date of the Fund is December 30, 2002. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    27.20
2004    11.78

The year-to-date return as of September 30, 2005 for the Advisors Signature
Class is 4.54%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.75%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '03                                    -3.51%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        14.40                                   N/A                        N/A
 S&P 500 Index** ......                 12.25
 Morningstar Large
 Blend Category
 Average** ............                 13.17
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           15.50
 CLASS* ...............

 S&P 500 Index** ......       14.93
 Morningstar Large            14.55
 Blend Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   0.60%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.48%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $151  $468  $808  $1,768


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS INTERNATIONAL FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Fidelity Management & Research Company ("FMR").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund normally invests primarily in non-U.S. securities. The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Fidelity Management & Research Company ("FMR") is the sub-advisor. Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-subadvisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2004, FMR and its affiliates managed approximately $10.1 billion in discretionary assets. As of December 31, 2004 FMRC managed approximately $1.1 trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.


DAY-TO-DAY MANAGEMENT

CESAR E. HERNANDEZ, CFA . Mr. Hernandez is vice president of FMR and FMRC. He has worked as a portfolio manager since joining FMR in 1989. He has been portfolio manager since the Fund's inception in December 2003. He has earned the right to use the Chartered Financial Analyst designation.

The inception date of the Fund is December 29, 2003. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004    19.62

The year-to-date return as of September 30, 2005 is 9.27%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     14.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                     -0.50%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS*
                                           25.22                               N/A                       N/A            16.74
 MSCI EAFE (Europe,
 Australia, Far East) Index
 - ND**....................                25.79                                                                        16.77
 Morningstar Foreign Large
 Blend Category Average** .                25.15                                                                        15.54
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.10%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.98%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP GROWTH FUND I

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Mellon Equity Associates, LLP ("Mellon Equity").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Mellon Equity Associates LLP ("Mellon Equity"), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004 Mellon Equity managed approximately $20.1 billion in assets.


DAY-TO-DAY MANAGEMENT

ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.


JOHN O'TOOLE, CFA . Portfolio Manager and Senior Vice President of Mellon Equity since 1990. He holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. Mr. O'Toole is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The inception date of the Fund is December 29, 2003. The Advisors Signature Class was first offered for sale on November 1, 2004.The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004    10.97

The year-to-date return as of September 30, 2005 is 8.40%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.60%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                     -3.90%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS* ...............
                                        22.06                                 N/A                        N/A            11.15
 Russell Midcap Growth
 Index** ..............                 23.47                                                                           13.67
 Morningstar Mid-Cap
 Growth Category
 Average** ............                 20.29                                                                           11.12
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INFLATION PROTECTION FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors, LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.

DAY-TO-DAY MANAGEMENT

MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities and high quality short, intermediate and long duration portfolios. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.


As the inception date of the Fund is December 29, 2004, historical performance information is not available. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 1.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                 N/A                                N/A                       N/A             2.06
 Lehman Brothers US
 Treasury TIPS Index/(1)/**                6.78                                                                          2.74
 Lehman Brothers Global
 Real: U.S. TIPS Index** ..                6.05                                                                          2.74
 Morningstar Long-Term
 Government Category
 Average** ................                5.45                                                                          3.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature class was first sold on December 29. 2004.
 **Lifetime results are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date the Advisors Signature Class shares were first sold.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of December 29, 2004

 Management Fees...................   0.40%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.28%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $130  $406  $702  $1,545


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP VALUE FUND II

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is American Century Investment Management, Inc. ("American Century").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005, this range was between approximately $809 million and $404.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their stock price has gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.

In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.



TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2004, American Century managed over $97.9 billion in assets.


DAY-TO-DAY MANAGEMENT

BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.


MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.


CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

As the inception date of the Fund is December 29, 2004, limited historical performance information is available. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 1.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                   N/A                                   N/A                        N/A
 Russell 1000 Value
 Index** ..............                 16.69
 Morningstar Large
 Value Category
 Average** ............                 13.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature class shares were first sold on December 29, 2004.
 **
  Lifetime results are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date the Advisors Signature Class shares were first sold.
                           LIFE OF FUND*
 ADVISORS SIGNATURE            1.80
 CLASS.................
 Russell 1000 Value            5.72
 Index** ..............
 Morningstar Large             3.96
 Value Category
 Average** ............
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Advisors Signature class shares were first sold on December 29, 2004.
 **
  Lifetime results are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date the Advisors Signature Class shares were first sold.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of December 29, 2004

 Management Fees...................   0.85%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.73%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $176  $545  $939  $2,041


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP GROWTH FUND II

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Turner Investment Partners, Inc. ("Turner").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Fidelity Management & Research Company ("FMR") is the sub-advisor. Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-subadvisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2004, FMR and its affiliates managed approximately $10.1 billion in discretionary assets. As of December 31, 2004 FMRC managed approximately $1.1 trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.


DAY-TO-DAY MANAGEMENT

BAHAA W. FAM . Portfolio Manager. Since joining FMR in 1994, Mr. Fam has worked as a senior quantitative equity analyst and Director of Quantitative Research. Prior to joining Fidelity, he was Managing Director and consulting Scientist for the MITRE Corporation. Mr. Fam holds a both a BA and Masters from The Johns Hopkins University.


As the inception date of the Fund is December 29, 2004, limited historical performance information is available. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 10.31%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS................                    N/A                                 N/A                        N/A            10.20
 Russell Midcap Growth
 Index** ..............                 23.47                                                                            8.37
 Morningstar Mid-Cap
 Growth Category
 Average** ............                 20.29                                                                            6.37
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature class shares were first sold on December 29, 2004.
 **Lifetime results are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date the Advisors Signature Class shares were first sold.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS GLOBAL EQUITY FUND

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is J.P. Morgan Investment Management Inc.
("Morgan").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

J.P. Morgan Investment Management, Inc. ("Morgan"), 522 Fifth Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") a bank holding company. As of December 31, 2004, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $791 billion.


DAY-TO-DAY MANAGEMENT

CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.


DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

The inception date of the Fund is March 1, 2005. The Advisors Signature Class was first offered for sale on March 1, 2005. The year-to-date return as of September 30, 2005 for the Advisors Signature Class is 5.10%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                           PAST 1 YEAR                      PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS .....
                                                N/A                             N/A                      N/A             5.10
 MSCI World Index - ND** ......               18.93                                                                      5.35
 Morningstar World Stock
 Category Average**...........                21.21                                                                      6.49
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Advisors Signature class
  began operations March 1,
  2005.
 **Lifetime results are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date the Advisors Signature Class shares were first sold.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of March 1, 2005

 Management Fees...................   0.95%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.83%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $186  $576  $990  $2,148


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP VALUE FUND I

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are Goldman Sachs Asset Management LP ("GSAM") and Los Angeles Capital Management and Equity Research, Inc. ("LA Capital").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of September 30, 2005, the range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Goldman Sachs Asset Management LP ("GSAM"), is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM is located at 32 Old Slip, New York, NY 10005. As of December 31, 2004, GSAM reported $422.8 billion in total assets under management and/or distribution (including seed capital and excluding assets under supervision).


Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.


DAY-TO-DAY MANAGEMENT

DOLORES BAMFORD . (Vice President and Portfolio Manager). She joined GSAM as a portfolio manager 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments since 1991.


DAVID L. BERDON . (Vice President and Portfolio Manager) Mr. Berdon joined GSAM in 2001 and became a portfolio manager in 2002. From 1999 to 2001, he was a Vice President at Soliloquy Inc. Previously, he was at Diamond Technology Partners.


DAVID R. BORGER, CFA . Mr. Borger co-founded L.A. Capital in 2002. Prior thereto, he was Managing Director and Principal at Wilshire Assoicates. He received his BS from the Wittenberg University and his MA and MBA from the University of Michigan.


ANDREW BRAUN . (Vice President and Portfolio Manager) Mr. Braun joined GSAM in 1993. He became a portfolio manager in 2001.


SCOTT CARROLL . (Vice President and Portfolio Manager) Mr. Carroll joined GSAM n 2002. From 1996 to 2002, he worked at Van Kampen Funds.


SALLY POPE DAVIS . (Vice President and Portfolio Manager) Ms. Davis joined GSAM in 2001. From 1999 to 2001, she was a relationship manager at Goldman Sachs. Previously, she was in the Goldman Sachs Investment Research Department.


STACEY ANN DEMATTEIS . (Vice President and Client Portfolio Manager) She joined GSAM in 1993. In 2000, she became a client portfolio manager.


SEAN GALLAGHER . (Vice President and Portfolio Manager) Mr. Gallagher joined GSAM in 2000. He became a portfolio manager in 2001. Previously, he was a research analyst at Merrill Lynch Asset Management.


CHRISTINE M. KUGLER . Ms. Kuglerwas with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She received her BA from the University of California, Santa Barbara.


STUART K. MATSUDA . Mr. Matsuda co-founded L.A. Capital in 2002. Prior theretol, he was Vice President and Principal at Wilshire Assoicates. He received his BBA from the University of Hawaii and MBA from California State University Northridge.


JAMES OTNESS . (Managing Director and Portfolio Manager) Mr. Otness joined GSAM in 2000. From 1998 to 2000, he headed Dolphin Asset Management. Previously, he worked at J.P. Morgan.


LISA PARISI . (Vice President and Portfolio Manager) Ms. Parisi joined GSAM in 2001. From 2000 to 2001, she was a portfolio manager at John A. Levin & Co. Previously, she was a portfolio manager and managing director at Valenzuela Capital.


HAL W. REYNOLDS, CFA . Mr. Reynolds co-founded L.A. Capital in 2002.Prior thereto, he was Managing Directors and Principal at Wilshire Associates. He received his BA from the University of Virginia and his MBA from the University of Pittsburgh.


EILEEN ROMINGER . (Managing Director, Chief Investment Officer and Portfolio Manger) Ms. Rominger joined GSAM in 1999. Previously, she worked at Oppenheimer Capital.


THOMAS D. STEVENS, CFA . Mr. Stevens co-founded L.A. Capital in 2002. Prior thereto, he was Senior Managing Director and Principal at Wilshire Associates. He received his BBA and MBA from the University of Wisconsin.

GSAM has been Sub-Advisor to the Fund since its inception on December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The inception date of the Fund is December 29, 2003. The Advisors Signature Class shares was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004    24.59

The year-to-date return as of September 30, 2005 is 11.17%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.56%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                      0.87%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                        PAST 1 YEAR                                 PAST 5 YEARS                  PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                           25.13                                         N/A                           N/A
 Russell Midcap Value
 Index** ..............                    26.13
 Morningstar Mid-Cap
 Value Category
 Average** ............                    18.77
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           20.30
 CLASS* ...............

 Russell Midcap Value         19.97
 Index** ..............
 Morningstar Mid-Cap          14.25
 Value Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.00%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.88%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP GROWTH FUND I

                            ADVISORS SIGNATURE



                                  THE DATE OF THIS PROFILE IS SEPTEMBER 30, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Alliance Capital Management L.P. ("Alliance").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Alliance Capital Management L.P. ("Alliance") managed $538 billion in assets as of December 31, 2004. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.


DAY-TO-DAY MANAGEMENT

BRUCE K. ARONOW . Senior Vice President, Portfolio Manager/Research Analyst. From 1994 to 1999, Mr. Aronow was responsible for research and portfolio management at INVESCO (NY). Previously, Mr. Aronow was with Kidder, Peabody & Company. Mr. Aronow holds a B.A. from Colgate University. He is a Chartered Financial Analyst.

MARK. A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was with Chase Asset Management. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a B.A. in International Studies from Muhlenberg College.


MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY). He is currently attending Mount Saint Mary's College working towards a B.A. in Business Administration.


N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. From 1993 to 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO
(NY). Mr. Kirpalani received a B. Tech from the Indian Institute of Technology and an M.B.A. from the University of Chicago. He is a Chartered Financial Analyst and has 22 years of investment experience.


SAMANTHA S. LAU . Vice President, Portfolio Manager/Research Analyst. From 1997 to 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY). Previously Ms. Lau worked for Goldman Sachs. Ms. Lau has a B.S., magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


Alliance became Sub-Advisor to the Fund on March 29, 2003.

The inception date of the Fund is December 6, 2000. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of the Advisors Signature Class shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -14.68
2002    -41.04
2003    46.09
2004    13.64

The year-to-date return as of September 30, 2005 is 1.04%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.98%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.72%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                        14.97                                   N/A                        N/A
 Russell 2000 Growth
 Index** ..............                 17.97
 Morningstar Small
 Growth Category
 Average** ............                 18.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
                           LIFE OF FUND*
 ADVISORS SIGNATURE           -2.67
 CLASS*................

 Russell 2000 Growth           2.06
 Index** ..............
 Morningstar Small             2.18
 Growth Category
 Average** ............
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Advisors Signature Class shares were first sold on November 1, 2004.
 ** Lifetime results for the index(es) shown are measured from the date the Institutional Class shares were first sold.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as of October 31, 2004

 Management Fees...................   1.10%
 12b-1 Fees........................   0.35
 Other Expenses*...................   0.53
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.98%
 * Other Expenses:
    Service Fee ...................   0.25%
    Administrative Service Fee ....   0.28


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.